RELATED PARTY TRANSACTIONS (Detail Textuals) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director	$ 1,279,014	$ 849,588	$ 750,158
Lawrence Gozlan
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director		80,000
Ira Shoulson
Disclosure of transactions between related parties [line items]
Consulting fees paid to an associated entity of director	$ 12,021	$ 223,201	$ 258,474
Prana Biotechnology Inc
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary	100.00%
Prana Biotechnology UK Ltd
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary	100.00%